SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

NOTE 15 – SHORT-TERM DEBT AND LONG-TERM DEBT

Loans and financing are as follows:

	2024	2023
Ten/Thirty Year Bonds	8,994,067	7,051,637
Other loans	813,954	3,028,038
Total Loans and Financing	9,808,021	10,079,675
Current	697,049	1,783,201
Non-current	9,110,972	8,296,474

Principal amount of loans and Financing	9,661,769	9,903,534
Interest accrued of loans and Financing	146,252	176,141
Total	9,808,021	10,079,675

As of December 31, 2024, the nominal weighted average cost of debts denominated in US dollars is 5.52% p.a. (5.68% p.a. on December 31, 2023), for debts denominated in Real of 105.3% of the CDI p.a. (104.9% of the CDI p.a. on December 31, 2023) and for other currencies 3.88% p.a. (6.49% p.a. on December 31, 2022).

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2024	2023
Brazilian Real (BRL)	456,448	2,667,065
U.S. Dollar (USD)	9,169,319	7,169,183
Other currencies	182,254	243,427
	9,808,021	10,079,675

The amortization schedules of long-term loans and financing are as follows:

	2024	2023
2025	—	1,156,718
2026	167,154	168,374
2027	2,531,696	2,001,442
2028	11,075	14,742
2029 on	6,401,047	4,955,198
	9,110,972	8,296,474

a) Credit Lines

In September 2022, the Company completed the renewal of the Global Credit Line in the total amount of US$ 875 million (equivalent to R$ 5,418 million as of December 31, 2024) with maturity in September 2027. The transaction aims to provide liquidity to operations in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction. As of December 31, 2024, no amount of this credit line was used.

The Company and its subsidiaries are not subject to default clauses (covenants) linked to financial ratios. Non-financial performance clauses have been complied with.